Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earning Per Share

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Earnings attributable to equity holders of the parent used to calculate basic and diluted earnings per share	188	(31)	(4)

Number of shares attributable to equity holders of Constellium

(number of shares)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Weighted average number of ordinary shares used to calculate basic earnings per share	134,761,736	110,164,320	105,500,327
Effect of other dilutive potential ordinary shares(A)	3,384,178	—	—

Weighted average number of ordinary shares used to calculate diluted earnings per share	138,145,914	110,164,320	105,500,327

(A)

For the years ended December 31, 2017 and 2016, there were 3,291,875 and 411,902 potential ordinary shares respectively that could have a dilutive impact but were considered antidilutive due to negative earnings.

Earnings per share attributable to the equity holders of Constellium

(in Euro per share)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Basic	1.40	(0.28)	(0.04)
Diluted	1.37	(0.28)	(0.04)